Document and Entity Information	Feb. 14, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001819438
Document Type	8-K
Document Period End Date	Feb. 14, 2022
Entity Registrant Name	ESS TECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	26440 SW Parkway Ave.
Entity Address, Address Line Two	Bldg. 83
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	(855)
Local Phone Number	423-9920
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	GWH
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	GWH.W
Security Exchange Name	NYSE